COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Commitments and contingencies information
Purchase commitments relating to capital expenditures	$ 264,300
Total	318,732
Contingent liability for guarantees
Commitments and contingencies information
Guarantees	349,000
2018
Commitments and contingencies information
Total	270,603
2019
Commitments and contingencies information
Total	15,533
2020
Commitments and contingencies information
Total	7,424
2021
Commitments and contingencies information
Total	5,613
2022
Commitments and contingencies information
Total	2,467
Thereafter
Commitments and contingencies information
Total	$ 17,092
Sweden
Commitments and contingencies information
Percentage on net smelter returns (as a percent)	2.00%
Period of royalty paid in quarterly arrears	1 month
Royalty consideration	$ 5,000
Canada | Minimum
Commitments and contingencies information
Percentage on net smelter returns (as a percent)	2.50%
Canada | Maximum
Commitments and contingencies information
Percentage on net smelter returns (as a percent)	5.00%
Mexico | Minimum
Commitments and contingencies information
Percentage on net smelter returns (as a percent)	0.50%
Mexico | Maximum
Commitments and contingencies information
Percentage on net smelter returns (as a percent)	3.50%
Kittila mine | Finland
Commitments and contingencies information
Period of royalty payments commencement	12 months
Percentage on net smelter returns (as a percent)	2.00%
Canadian Malartic Corporation and Canadian Malartic GP | Canada | Minimum
Commitments and contingencies information
Percentage on net smelter returns (as a percent)	1.50%
Canadian Malartic Corporation and Canadian Malartic GP | Canada | Maximum
Commitments and contingencies information
Percentage on net smelter returns (as a percent)	5.00%